REVENUE - Summary of Net Revenues (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disaggregation of Revenue [Line Items]
Net sales	$ 4,993	$ 6,006
Total Revenues	5,461	6,457
Eliminations and Other
Disaggregation of Revenue [Line Items]
Total Revenues	(21)	(23)
Industrial Activities
Disaggregation of Revenue [Line Items]
Net sales	4,993	6,006
Total Revenues	5,008	6,036
Industrial Activities | Operating segments
Disaggregation of Revenue [Line Items]
Total Revenues	4,993	6,006
Industrial Activities | Operating segments | Agriculture
Disaggregation of Revenue [Line Items]
Net sales	2,244	2,490
Industrial Activities | Operating segments | Construction
Disaggregation of Revenue [Line Items]
Net sales	422	640
Industrial Activities | Operating segments | Commercial and Specialty Vehicles
Disaggregation of Revenue [Line Items]
Net sales	2,021	2,414
Industrial Activities | Operating segments | Powertrain
Disaggregation of Revenue [Line Items]
Net sales	753	1,036
Industrial Activities | Eliminations and Other
Disaggregation of Revenue [Line Items]
Net sales	(447)	(574)
Financial Services
Disaggregation of Revenue [Line Items]
Net sales	0	0
Total Revenues	489	474
Financial Services | Operating segments
Disaggregation of Revenue [Line Items]
Total Revenues	489	474
Financial Services | Eliminations and Other
Disaggregation of Revenue [Line Items]
Total Revenues	$ (21)	$ (23)